Other Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Other Financial Assets and Liabilities	Details of other financial assets and liabilities as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024	December 31, 2025
Other financial assets
Financial assets at amortized cost[1]	₩ 962,653	1,476,527
Financial assets at fair value through profits of loss[1,2]	1,029,926	774,557
Financial assets at fair value through other comprehensive income	1,665,368	2,423,277
Derivatives used for hedging	445,471	315,537
Less: Non-current	(2,759,170)	(3,362,916)
Current	₩ 1,344,248	1,626,982
Other financial liabilities
Financial liabilities at amortized cost[3,4]	₩ 942,135	999,020
Financial liabilities at fair value through profits or loss	132,011	105,810
Derivatives used for hedging	3	13,862
Less: Non-current	(722,517)	(592,599)
Current	₩ 351,632	526,093
1As of December 31, 2025, the Group’s financial instruments amount to ₩118,946 million (December 31, 2024: ₩97,913 million) and consist of checking account deposits, time deposits, and others which are subject to withdrawal restrictions.
2As of December 31, 2025, the Group provided investments in Korea Software Financial Cooperative and others amounting to ₩10,695 million (December 31, 2024: ₩10,511 million) as a collateral in exchange for the payment guarantee provided by the Korea Software Financial Cooperative and others.
3The amount includes liabilities related to the obligation to acquire additional shares in Epsilon Global Communications Pte. Ltd. and kt Cloud Co., Ltd. (Note 20).
4The amount includes liabilities convertible preferred Stock issued by kt Cloud Co., Ltd. (Note 20).
Schedule of Financial Assets at Fair Value Through Profit or Loss	Details of financial assets at fair value through profit or loss as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024	December 31, 2025
Equity instruments (Listed)	₩ 5,620	3,562
Equity instruments (Unlisted)	47,227	46,955
Debt instruments	971,805	723,978
Derivatives held for trading	5,274	62
Total	1,029,926	774,557
Less: Non-current	(826,708)	(709,412)
Current	₩ 203,218	65,145
Details of changes in provisions for impairment of other financial assets at amortized costs for the years ended December 31, 2024 and 2025, are as follows:

(in millions of Korean won)	2024	2025
Beginning balance	₩ 183,636	₩ 204,594
Provision	82,123	63,886
Written-off	(105,169)	(101,721)
Reversal	(380)	(144)
Others	44,384	24,402
Ending balance	₩ 204,594	₩ 191,017

Schedule of Financial Assets at Fair Value Through Other Comprehensive Income	Details of financial assets at fair value through other comprehensive income as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024	December 31, 2025
Equity instruments (Listed)	₩ 1,317,458	2,044,789
Equity instruments (Unlisted)	341,753	372,341
Debt instruments	6,157	6,147
Total	1,665,368	2,423,277
Less: Non-current	(1,665,368)	(2,423,277)
Current	₩ —	—

Schedule of Derivative Financial Assets and Liabilities	Details of valuation of derivatives used for hedging as of December 31, 2024 and 2025, are as follows:

	December 31, 2024		December 31, 2025
(In millions of Korean won)	Assets	Liabilities	Assets	Liabilities
Interest rate swap	₩ 352	3	1,810	—
Currency swap[1]	445,119	—	313,727	13,862
Total	445,471	3	315,537	13,862
Less: Non-current	(261,719)	—	(202,144)	(13,862)
Current	₩ 183,752	3	113,393	—
1The currency swap contract is to hedge the risk of variability in cash flow from the borrowings due to changes in interest rate and foreign exchange rate and the expected maximum period for the Group to be exposed to risks of cash flow fluctuation by hedged items is until September 7, 2034.
Schedule of Valuation Gains and Losses on Derivatives Contracts	Details of valuation gains and losses on the derivative instruments for the years ended December 31, 2023, 2024 and 2025, are as follows:

(in millions of Korean won)	2023						2024						2025
Type of Transaction	Valuation gain		Valuation loss		Other comprehensive income1		Valuation gain		Valuation loss		Other comprehensive income1		Valuation gain		Valuation Loss		Other comprehensive income1
Interest rate swap	₩	48	₩	—	₩	(2,945)	₩	76	₩	—	₩	(1,044)	₩	15	₩	92	₩	1,403
Currency swap	45,709		162		(27,273)		374,898		3,793		(16,773)		37,985		62,187		74,805
Total	₩	45,757	₩	162	₩	(30,218)	₩	374,974	₩	3,793	₩	(17,817)	₩	38,000	₩	62,279	₩	76,208
1The amounts are before adjustments for deferred income tax and allocations to non-controlling interests and have been directly reflected in equity.
Schedule of Hedging instruments
(i) Hedging instruments

	2024
(in millions of Korean won and thousands of foreign currencies)			Book value of hedging instruments		Changes in fair value to calculate the ineffective portion of hedges
Currency	Foreign currency	Contract amount	Assets	Liabilities
USD	2,150,937	₩ 2,658,775	444,786	—	362,588
EUR	6,900	10,166	333	—	548
KRW	—	120,000	352	3	842
Total		2,788,941	445,471	3	363,978

	2025
(in millions of Korean won and thousands of foreign currencies)				Book value of hedging instruments		Changes in fair value to calculate the ineffective portion of hedges
Currency	Foreign currency	Contract amount		Assets	Liabilities
USD	₩ 1,949,767	₩	2,500,525	₩ 313,727	—	₩ 53,656
JPY	30,000,000	288,546		—	13,862	(13,689)
KRW	—	60,000		1,810	—	(1,791)
Total		₩	2,849,071	315,537	13,862	38,176

Schedule of Hedged items
(ii) Hedged item

(in millions of Korean won)	2024			2025
Currency	Book value of hedged items	Changes in fair value to calculate the ineffective portion of hedges	Cash flow hedge reserves[1]	Book value of hedged items	Changes in fair value to calculate the ineffective portion of hedges	Cash flow hedge reserves[1]
USD	₩ 3,160,554	(358,087)	(42,425)	2,797,720	(52,819)	13,156
JPY	—	—	—	275,289	13,755	(315)
EUR	10,548	(437)	(228)	—	—	—
KRW	189,967	(674)	513	59,975	1,827	1,661
Total	₩ 3,361,069	(359,198)	(42,140)	3,132,984	(37,237)	14,502
1The amount is after the deferred tax directly added or subtracted to the capital is reflected.
Schedule of Financial Liabilities at Fair Value Through Profit or Loss	Details of financial liabilities at fair value through profit or loss as of December 31, 2024 and 2025, are as follows:

(in millions of Korean won)	December 31, 2024		December 31, 2025
Derivatives held for trading [1]	₩	132,011	105,810
1In relation to the additional acquisition of shares of the equity method investee K Bank Inc in 2021, the Group has entered into a shareholder agreement with the shareholders of K Bank Inc. According to the shareholder agreement, if K Bank Inc fails to be listed on the terms agreed in the shareholder agreement, the shareholders of K Bank Inc may exercise their Drag-Along right to the Group and require the Group to sell all the shares owned by such shareholders in K Bank to third parties based on the guaranteed return agreed in the shareholder agreement. The shareholder agreement also includes a call option where, if the shareholders exercise their Drag-Along rights, the Group has an option to purchase the shares held by those shareholders. As of December 31, 2025, the derivative financial liability in accordance with IFRS 9 associated with the rights prescribed in the shareholders agreement was ₩105,378 million (₩131,630 million as of December 31 2024) (Note 20).

Schedule of Valuation Gain and Loss on Financial Liabilities at Fair Value Through Profit or Loss	The valuation gain and loss on financial liabilities at fair value through profit or loss for the years ended December 31, 2023, 2024 and 2025, are as follows:

(in millions of Korean won)	2023		2024		2025
	Valuation gain	Valuation loss	Valuation gain	Valuation loss	Valuation gain	Valuation loss
Derivatives liabilities held for trading	3,316	10,710	2,550	5,772	26,633	432